Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information Abstract
Supplemental Cash Flow Information

Note 16 – Supplementary Cash Flow Disclosures

Cash paid during the period for interest and income taxes was as follows:

	Year Ended December 31,
	2011	2010	2009

Interest paid	$31,928	$18,668	$7,074

Income taxes paid (refunded)	$9,427	$(172)	$4,738

Non-Cash Investing and Financing Transactions

As discussed in Note 15, in 2011, a combined 8,000 shares of our Series C Preferred Stock were converted into 0.9 million shares of our common stock. In addition, during 2009, we redeemed 60% of the outstanding shares of Series C Preferred Stock, for face value of $75 million with a $25 million cash payment and the issuance of $50 million Subordinated Notes.

We recorded $11.4 million in preferred stock dividends in 2009 for a non-cash valuation under fair value accounting relating to the redemption and modification of our Series C Preferred Stock.

In 2011, 2010 and 2009, we recorded $12.8 million, $8.8 million and $5.5 million, respectively, in non-cash interest expense that was added to the principal balance of the 11.5% Convertible Bonds, the $50 million Subordinated Notes and the Senior Term Loan.